TAX - Schedule of Statutory Position and Tax Disclosure (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	£ 4,785	£ 4,636
Deferred tax liabilities	(125)	(157)
Statutory position
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	4,785	4,636
Deferred tax liabilities	(125)	(157)
Net deferred tax asset at 31 December	4,660	4,479
Tax disclosure
DEFERRED TAX (Details) - Schedule of Statutory Position and Tax Disclosure [Line Items]
Deferred tax assets	6,599	6,863
Deferred tax liabilities	(1,939)	(2,384)
Net deferred tax asset at 31 December	£ 4,660	£ 4,479